Income tax and deferred taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes	$ 5,486,496	$ 841,221	$ 238,538
Statutory income tax rate in Chile	27.00%	27.00%	27.00%
Tax expense using the statutory tax rate	$ (1,481,354)	$ (227,130)	$ (64,405)
Net effect of royalty tax payments	(57,500)	(13,350)	(4,659)
Tax effect of income from regular activities exempt from taxation and dividends from abroad	3,490	(260)	1,786
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(11,058)	(2,226)	(2,987)
Tax effect of tax rates supported abroad	(25,053)	(5,622)	(2,077)
Effects of changes resulting from classifying a permanent item as a temporary one		0	4,826
Other tax effects of reconciliation of accounting income to tax expense	(737)	(428)	(2,663)
Income tax expense	$ (1,572,212)	$ (249,016)	$ (70,179)